Share-Based Incentives (Notes)	12 Months Ended
Dec. 31, 2017
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share-Based Incentives
15. Share-Based Incentives
During 2017, the Company designated a new class of voting common shares (Class B shares) that can be either granted to certain executives of the Company at the discretion of the Company or purchased by the executives. The granted shares are restricted from sale for three years from date of grant. Unrestricted Class B shares can be purchased by these executives in accordance with the Certificate of Designation Preferences and Rights twice a year at a price based on the latest book value as of the most recent valuation date of either June 30 or December 31. Unrestricted Class B shares can be sold or transferred at the option of the employee and in accordance with the relevant subscription agreement and can be sold to only the Company, subject to the employee having held a minimum of four times their gross LTI target value, unless otherwise agreed in writing. As a result, the Class B shares are accounted for as liabilities, with the restricted shares granted recognized at fair value over the three year restriction period. The compensation expense and related liability related to granted awards for the year ended December 31, 2017 was less than $2 million. At December 31, 2017, shares purchased by two executives for a total of $11 million in cash was recorded as a liability on the Consolidated balance sheet with no impact on the Consolidated Statement of Operations as the fair value of the purchased shares approximated the purchase price paid.
Upon change in control of the Company on March 18, 2016, all equity share-based awards (including share options, share-settled share appreciation rights (SSARs), restricted share units (RSUs), performance share units (PSUs) and warrants) fully vested and any remaining unrecognized share based compensation was fully expensed. As a result, at December 31, 2017 and 2016 there were no equity share-based awards outstanding.
During 2016, the Company recognized a total share-based compensation expense of $36 million, and a related tax benefit of $40 million for tax deductions arising from the accelerated vesting upon change in control. For the year ended December 31, 2015 the Company’s share-based compensation expense was $42 million with a tax benefit of $7 million.
The share options and SSARs totaling $75 million were settled by the Company upon the change in control and recorded as a reduction in additional paid-in capital in 2016.
The Company previously valued RSUs and PSUs at the fair value of its common shares at the grant date. The RSUs and PSUs that vested during 2016 and 2015 had a fair value of $95 million and $22 million, respectively. The RSUs and PSUs were settled directly by Exor N.V. upon the change in control.